Third Quarter Report
May 31, 2023 (Unaudited)
Columbia International Dividend Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia International Dividend Income Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 1.6%
Telstra Corp., Ltd.	2,925,205	8,295,433
Canada 5.5%
Canadian National Railway Co.	75,833	8,550,276
Manulife Financial Corp.	370,915	6,871,832
Nutrien Ltd.	96,469	5,082,477
TC Energy Corp.	202,139	7,868,158
Total		28,372,743
China 3.0%
NetEase, Inc., ADR	85,117	7,241,754
Ping An Insurance Group Co. of China Ltd., Class H	1,252,500	7,948,604
Total		15,190,358
Denmark 3.0%
Novo Nordisk A/S, Class B	61,348	9,872,798
Tryg AS	244,648	5,568,675
Total		15,441,473
Finland 0.5%
UPM-Kymmene OYJ	81,400	2,447,034
France 8.7%
AXA SA	327,495	9,284,708
BNP Paribas SA	198,304	11,529,055
Schneider Electric SE	51,696	8,943,349
TotalEnergies SE	262,490	14,812,526
Total		44,569,638
Germany 13.0%
Adidas AG	43,072	7,002,762
Deutsche Telekom AG, Registered Shares	536,625	11,905,321
E.ON SE	865,685	10,494,964
Evonik Industries AG(a)	287,910	5,782,873
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	13,828	4,946,169
SAP SE	93,576	12,270,224
Siemens AG, Registered Shares	86,727	14,272,046
Total		66,674,359
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.7%
AIA Group Ltd.	1,107,400	10,645,658
Hong Kong Exchanges and Clearing Ltd.	226,900	8,309,548
Total		18,955,206
Indonesia 1.7%
PT Bank Rakyat Indonesia Persero Tbk	23,985,652	8,912,784
Ireland 1.4%
CRH PLC	146,551	6,935,181
Japan 8.9%
Japan Exchange Group, Inc.	374,200	6,110,457
Rohm Co., Ltd.	61,600	5,198,474
SMC Corp.	15,600	8,363,762
Tokyo Electron Ltd.	54,300	7,385,103
Toyota Motor Corp.	923,300	12,577,014
Yahoo! Japan Corp.	2,355,400	5,854,168
Total		45,488,978
Netherlands 2.2%
Akzo Nobel NV	95,757	7,217,987
ING Groep NV	340,430	4,194,468
Total		11,412,455
Norway 1.1%
Equinor ASA	214,815	5,452,663
Singapore 1.5%
DBS Group Holdings Ltd.	352,500	7,892,503
South Korea 3.8%
Samsung Electronics Co., Ltd.	362,680	19,457,950
Spain 3.4%
Iberdrola SA	833,615	10,179,961
Industria de Diseno Textil SA	216,995	7,259,735
Total		17,439,696
Sweden 1.1%
Sandvik AB	331,701	5,847,657
2	Columbia International Dividend Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia International Dividend Income Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 6.2%
Nestlé SA, Registered Shares	151,457	17,953,153
Novartis AG, ADR	104,691	10,076,509
Novartis AG, Registered Shares	40,619	3,893,198
Total		31,922,860
Taiwan 4.8%
MediaTek, Inc.	201,000	4,939,294
Taiwan Semiconductor Manufacturing Co., Ltd.	1,072,000	19,400,875
Total		24,340,169
United Kingdom 18.1%
3i Group PLC	339,964	8,293,411
Anglo American PLC	322,433	8,882,477
BT Group PLC	5,238,119	9,568,678
Diageo PLC	182,832	7,600,793
Experian PLC	301,591	10,640,888
GSK PLC	538,387	9,036,406
Haleon PLC	750,563	2,969,012
Linde PLC	16,975	6,003,379
Reckitt Benckiser Group PLC	134,507	10,459,477
Common Stocks (continued)
Issuer	Shares	Value ($)
RELX PLC	198,420	6,202,211
Unilever PLC	158,239	7,916,624
WPP PLC	475,930	5,058,774
Total		92,632,130
United States 3.8%
Medtronic PLC	64,255	5,317,744
Roche Holding AG, Genusschein Shares	44,744	14,251,362
Total		19,569,106
Total Common Stocks (Cost $470,074,471)		497,250,376

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(b),(c)	13,014,254	13,007,747
Total Money Market Funds (Cost $13,007,655)		13,007,747
Total Investments in Securities (Cost $483,082,126)		510,258,123
Other Assets & Liabilities, Net		2,563,611
Net Assets		$512,821,734

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	12,957,576	80,115,265	(80,063,834)	(1,260)	13,007,747	3,493	320,514	13,014,254
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia International Dividend Income Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT154_08_N01_(07/23)